Intangible assets - Other intangible assets (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Cost [Member]
IfrsStatementLineItems [Line Items]
Balance at beginning	R$ 9,011,360	R$ 7,455,638	R$ 6,716,037
Additions	1,906,872	1,737,548	1,500,562
Write-off	(268,151)	(187,774)	(636,804)
Transfers	6,679	5,948	(124,157)
Balance at ending	1,645,400	9,011,360	7,455,638
Cost [Member] | Computer software [member]
IfrsStatementLineItems [Line Items]
Balance at beginning	8,381,312	7,025,609	6,353,841
Additions	1,817,701	1,536,146	1,429,459
Write-off	(239,768)	(186,429)	(633,534)
Transfers	6,679	5,986	(124,157)
Balance at ending	9,965,924	8,381,312	7,025,609
Cost [Member] | Other intangible assets [member]
IfrsStatementLineItems [Line Items]
Balance at beginning	630,048	430,029	362,196
Additions	89,171	201,402	71,103
Write-off	(28,383)	(1,345)	(3,270)
Transfers		(38)
Balance at ending	690,836	630,048	430,029
Accumulated Amortization [Member]
IfrsStatementLineItems [Line Items]
Balance at beginning	(5,166,608)	(4,484,225)	(4,239,742)
Additions	(899,334)	(725,459)	(583,141)
Write-off	82,945	43,076	338,658
Balance at ending	(5,982,997)	(5,166,608)	(4,484,225)
Accumulated Amortization [Member] | Computer software [member]
IfrsStatementLineItems [Line Items]
Balance at beginning	(4,820,581)	(4,208,942)	(3,982,788)
Additions	(857,292)	(651,724)	(569,370)
Write-off	34,231	40,085	343,216
Balance at ending	(5,643,642)	(4,820,581)	(4,208,942)
Accumulated Amortization [Member] | Other intangible assets [member]
IfrsStatementLineItems [Line Items]
Balance at beginning	(346,027)	(275,283)	(256,954)
Additions	(42,042)	(73,735)	(13,771)
Write-off	48,714	2,991	(4,558)
Balance at ending	(339,355)	(346,027)	(275,283)
Losses From Non Recovery Impairment I T [Member]
IfrsStatementLineItems [Line Items]
Balance at beginning	(131,345)	(100,094)	(69,934)
Impact on net profit	(19,473)	(31,251)	(30,160)
Balance at ending	(150,818)	(131,345)	(100,094)
Losses From Non Recovery Impairment I T [Member] | Computer software [member]
IfrsStatementLineItems [Line Items]
Balance at beginning	(103,091)	(93,000)	(69,934)
Impact on net profit	(16,044)	(10,091)	(23,066)
Balance at ending	(119,135)	(103,091)	(93,000)
Losses From Non Recovery Impairment I T [Member] | Other intangible assets [member]
IfrsStatementLineItems [Line Items]
Balance at beginning	(28,254)	(7,094)
Impact on net profit	(3,429)	(21,160)	(7,094)
Balance at ending	(31,683)	(28,254)	(7,094)
Gross carrying amount [member]
IfrsStatementLineItems [Line Items]
Balance carrying amount	4,522,945	3,713,407	2,871,319
Gross carrying amount [member] | Computer software [member]
IfrsStatementLineItems [Line Items]
Balance carrying amount	4,203,147	3,457,640	2,723,667
Gross carrying amount [member] | Other intangible assets [member]
IfrsStatementLineItems [Line Items]
Balance carrying amount	R$ 319,798	R$ 255,767	R$ 147,652